Expense Example - Quadratic Deflation ETF - Quadratic Deflation ETF [Default Label]	May 09, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	$ 1,259